Cover Document	Jul. 21, 2021	Jun. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 21, 2021
Entity Registrant Name	UNITED SECURITY BANCSHARES
Entity Incorporation, State or Country Code	CA
Entity File Number	000-32987
Entity Tax Identification Number	91-2112732
Entity Address, Address Line One	2126 Inyo Street
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93721
City Area Code	559
Local Phone Number	248-4943
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001137547
Amendment Flag		false